UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
 REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-07388

The Value Line Emerging Opportunities Fund, Inc.
(Exact name of registrant as specified in charter)

7 Times Square, New York, NY 10036

Mitchell E. Appel
(Name and address of agent for service)

Registrant’s telephone number, including area code:  212-907-1900

Date of fiscal year end: March 31

Date of reporting period: December 31, 2012

Item 1: Schedule of Investments.
A copy of Schedule of Investments for the period ended 12/31/12 is included with this Form.

Value Line Emerging Opportunities Fund, Inc.

Schedule of Investments (unaudited)	December 31, 2012

Shares		Value
COMMON STOCKS (94.3%)

	CONSUMER DISCRETIONARY (12.0%)
28,600	Arbitron, Inc.	$1,335,048
81,000	Brinker International, Inc.	2,510,190
16,500	Buckle, Inc. (The) (1)	736,560
20,800	Buffalo Wild Wings, Inc. *	1,514,656
55,000	Ctrip.com International Ltd. ADR * (1)	1,253,450
71,000	Domino’s Pizza, Inc.	3,092,050
24,000	DSW, Inc. Class A	1,576,560
17,000	Genesco, Inc. *	935,000
26,000	Hanesbrands, Inc. *	931,320
7,000	John Wiley & Sons, Inc. Class A	272,510
40,000	Life Time Fitness, Inc. *	1,968,400
138,000	LKQ Corp. *	2,911,800
19,800	Monro Muffler Brake, Inc. (1)	692,406
26,400	O’Reilly Automotive, Inc. *	2,360,688
23,400	Penn National Gaming, Inc. *	1,149,174
3,000	Pool Corp.	126,960
30,000	Signet Jewelers Ltd.	1,602,000
67,000	Warnaco Group, Inc. (The) *	4,795,190
82,750	Wolverine World Wide, Inc. (1)	3,391,095
		33,155,057
	CONSUMER STAPLES (4.6%)

11,000	B&G Foods, Inc.	311,410
18,000	Boston Beer Co., Inc. (The) Class A * (1)	2,420,100
33,000	Casey’s General Stores, Inc.	1,752,300
42,000	Church & Dwight Co., Inc.	2,249,940
179,700	Flowers Foods, Inc.	4,181,619
42,000	Harris Teeter Supermarkets, Inc.	1,619,520
		12,534,889
	ENERGY (1.0%)

30,000	Atwood Oceanics, Inc. *	1,373,700
29,000	Hornbeck Offshore Services, Inc. *	995,860
8,000	World Fuel Services Corp.	329,360
		2,698,920
	FINANCIALS (8.2%)

5,400	Allied World Assurance Co. Holdings AG	425,520
6,600	Amtrust Financial Services, Inc. (1)	189,354
91,300	Arch Capital Group Ltd. *	4,019,026
8,000	Eaton Vance Corp. (1)	254,800
23,400	Equity Lifestyle Properties, Inc. REIT	1,574,586
33,700	Equity One, Inc. REIT	708,037
6,600	EZCORP, Inc. Class A *	131,076
30,800	First Cash Financial Services, Inc. *	1,528,296
13,874	First Financial Bankshares, Inc. (1)	541,225
8,600	Portfolio Recovery Associates, Inc. *	918,996
90,600	ProAssurance Corp.	3,822,414
29,000	Prosperity Bancshares, Inc.	1,218,000
46,200	RLI Corp.	2,987,292

Shares		Value
135,500	Stifel Financial Corp. *	$4,331,935
		22,650,557
	HEALTH CARE (4.8%)

82,000	Akorn, Inc. *	1,095,520
8,000	Alexion Pharmaceuticals, Inc. *	750,480
40,656	Catamaran Corp. *	1,915,304
2,600	Computer Programs & Systems, Inc.	130,884
13,600	Henry Schein, Inc. *	1,094,256
30,600	HMS Holdings Corp. *	793,152
13,000	IDEXX Laboratories, Inc. *	1,206,400
21,200	Mednax, Inc. *	1,685,824
14,000	MWI Veterinary Supply, Inc. *	1,540,000
5,000	Orthofix International N.V. * (1)	196,650
54,000	Owens & Minor, Inc. (1)	1,539,540
4,000	STERIS Corp.	138,920
13,000	Techne Corp.	888,420
13,400	Volcano Corp. *	316,374
		13,291,724
	INDUSTRIALS (37.0%)

9,000	Acacia Research - Acacia Technologies *	230,850
58,000	Actuant Corp. Class A	1,618,780
62,200	Acuity Brands, Inc.	4,212,806
36,200	Advisory Board Co. (The) *	1,693,798
79,075	AMETEK, Inc.	2,970,847
4,400	Applied Industrial Technologies, Inc.	184,844
4,800	Atlas Air Worldwide Holdings, Inc. *	212,688
66,400	AZZ, Inc.	2,551,752
33,200	Carlisle Companies, Inc.	1,950,832
30,000	Chart Industries, Inc. *	2,000,100
20,000	Chicago Bridge & Iron Co. N.V.	927,000
65,000	CLARCOR, Inc.	3,105,700
25,800	Clean Harbors, Inc. *	1,419,258
5,000	Copa Holdings S.A. Class A	497,250
40,400	Copart, Inc. *	1,191,800
16,000	Dun & Bradstreet Corp. (The)	1,258,400
85,000	EnerSys *	3,198,550
25,000	EnPro Industries, Inc. *	1,022,500
63,200	Esterline Technologies Corp. *	4,020,152
36,400	Gardner Denver, Inc.	2,493,400
55,700	Genesee & Wyoming, Inc. Class A *	4,237,656
17,500	Graco, Inc.	901,075
700	Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR	79,800
24,600	Healthcare Services Group, Inc. (1)	571,458
91,796	HEICO Corp. (1)	4,108,789
52,200	HUB Group, Inc. Class A *	1,753,920
60,400	IDEX Corp.	2,810,412
10,100	IHS, Inc. Class A *	969,600
16,400	II-VI, Inc. *	299,628
6,000	ITT Corp.	140,760
45,800	Kansas City Southern	3,823,384
44,000	Kirby Corp. *	2,723,160
91,600	Lennox International, Inc.	4,810,832

1

Value Line Emerging Opportunities Fund, Inc.

December 31, 2012

Shares		Value
88,800	Lincoln Electric Holdings, Inc.	$4,322,784
16,200	Macquarie Infrastructure Co. LLC	738,072
43,000	Middleby Corp. (The) *	5,513,030
32,400	Nordson Corp.	2,045,088
9,000	RBC Bearings, Inc. *	450,630
81,800	Rollins, Inc.	1,802,872
28,200	Roper Industries, Inc.	3,143,736
6,000	Rush Enterprises, Inc. Class A *	124,020
17,400	Stericycle, Inc. *	1,622,898
40,700	Teledyne Technologies, Inc. *	2,648,349
60,400	Toro Co. (The)	2,595,992
9,300	Towers Watson & Co. Class A	522,753
18,900	Valmont Industries, Inc.	2,580,795
30,200	Wabtec Corp.	2,643,708
154,500	Waste Connections, Inc.	5,220,555
51,600	Woodward Inc.	1,967,508
		101,934,571
	INFORMATION TECHNOLOGY (10.7%)

51,800	Advent Software, Inc. *	1,107,484
25,800	Anixter International, Inc.	1,650,684
55,326	ANSYS, Inc. *	3,725,653
20,200	Blackbaud, Inc.	461,166
6,000	Cardtronics, Inc. *	142,440
4,000	Coherent, Inc.	202,480
25,000	CommVault Systems, Inc. *	1,742,750
46,100	Concur Technologies, Inc. * (1)	3,112,672
5,100	Equinix, Inc. *	1,051,620
30,000	Heartland Payment Systems, Inc.	885,000
26,800	j2 Global, Inc. (1)	819,544
2,800	Liquidity Services, Inc. *	114,408
34,200	MICROS Systems, Inc. *	1,451,448
66,000	NCR Corp. *	1,681,680
38,800	Netgear, Inc. *	1,529,496
8,000	Salesforce.com, Inc. *	1,344,800
14,000	Solera Holdings, Inc.	748,580
8,000	Synchronoss Technologies, Inc. *	168,720
6,200	Trimble Navigation Ltd. *	370,636
30,400	Ultimate Software Group, Inc. (The) *	2,870,064
56,000	WEX, Inc. *	4,220,720
		29,402,045
	MATERIALS (8.6%)

95,200	AptarGroup, Inc.	4,542,944
31,000	Cytec Industries, Inc.	2,133,730
57,600	Greif, Inc. Class A	2,563,200
8,600	KapStone Paper and Packaging Corp.	190,834
12,600	LSB Industries, Inc. *	446,292
17,000	NewMarket Corp.	4,457,400
40,000	Packaging Corp. of America	1,538,800
7,000	Reliance Steel & Aluminum Co.	434,700
22,000	Rockwood Holdings, Inc.	1,088,120
11,000	Scotts Miracle-Gro Co. (The) Class A	484,550
28,400	Sigma-Aldrich Corp.	2,089,672
88,400	Silgan Holdings, Inc.	3,676,556
		23,646,798

Shares		Value
	TELECOMMUNICATION SERVICES (1.3%)

49,000	SBA Communications Corp. Class A Class A *	$3,479,980

	UTILITIES (6.1%)

23,000	Atmos Energy Corp.	807,760
7,200	Cia de Saneamento Basico do Estado de Sao Paulo ADR	601,704
25,600	Cleco Corp.	1,024,256
30,200	El Paso Electric Co. (1)	963,682
51,000	ITC Holdings Corp.	3,922,410
6,800	New Jersey Resources Corp. (1)	269,416
22,800	Northwest Natural Gas Co. (1)	1,007,760
6,800	NorthWestern Corp.	236,164
95,000	Questar Corp.	1,877,200
91,400	South Jersey Industries, Inc. (1)	4,600,162
32,600	Southwest Gas Corp.	1,382,566
		16,693,080
	TOTAL COMMON STOCKS (Cost $169,620,346) (94.3%)	259,487,621

Principal Amount		Value
SHORT-TERM INVESTMENTS (12.1%)

	REPURCHASE AGREEMENTS (6.3%)

$17,300,000	With Morgan Stanley, 0.15%, dated 12/31/12, due 01/02/13, delivery value $17,300,144 (collateralized by $17,660,000 U.S. Treasury Notes 0.125% due 12/31/13, with a value of $17,649,774)	17,300,000

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES ON LOAN (5.8%)

	REPURCHASE AGREEMENTS (5.8%)

6,807,804	Joint Repurchase Agreement with Morgan Stanley, 0.18%, dated 12/31/12, due 01/02/13, delivery value $6,807,872 (collateralized by $6,943,964 U.S. Treasury Notes 2.750% - 3.250% due 07/31/16 - 02/15/19, with a value of $6,874,373)	6,807,804

2,188,223	Joint Repurchase Agreement with Barclays, 0.20%, dated 12/31/12, due 01/02/13, delivery value $2,188,247 (collateralized by $2,231,990 U.S. Treasury Note 2.000% due 01/31/16, with a value of $2,214,442)	2,188,223

2

Value Line Emerging Opportunities Fund, Inc.

Schedule of Investments (unaudited)

Principal Amount		Value
$7,050,939	Joint Repurchase Agreement with Credit Suisse First Boston, 0.20%, dated 12/31/12, due 01/02/13, delivery value $7,051,018 (collateralized by $7,192,616 U.S. Treasury Note 3.625% due 08/15/19, with a value of $7,109,724)	$7,050,939
	TOTAL INVESTMENTS OF CASH COLLATERAL FOR SECURITIES ON LOAN (Cost $16,046,966) (5.8%)	16,046,966
	TOTAL SHORT-TERM INVESTMENTS (Cost $33,346,966) (12.1%)	33,346,966
	TOTAL INVESTMENT SECURITIES (106.4%) (Cost $202,967,312)	292,834,587
EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (-6.4%)		(17,616,937)
NET ASSETS (2) (100%)		$275,217,650
NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER OUTSTANDING SHARE ($275,217,650 ÷ 7,278,862 shares outstanding)		$37.81

(1)	A portion or all of the security was held on loan. As of December 31, 2012, the market value (including accrued interest) of the securities on loan was $16,650,843.
*	Non-income producing.
(2)
For federal income tax purposes, the aggregate cost was $202,967,312, aggregate gross unrealized appreciation was $91,316,805, aggregate gross unrealized depreciation was $1,449,530 and the net unrealized appreciation was $89,867,275.

ADR	American Depositary Receipt.
REIT	Real Estate Investment Trust.

3

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

●	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
●	Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;
●	Level 3 – Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund’s investments in securities as of December 31, 2012:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$259,487,621	$0	$0	$259,487,621
Short-Term Investments	0	33,346,966	0	33,346,966

Total Investments in Securities	$259,487,621	$33,346,966	$0	$292,834,587

The Fund follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 of the fair value hierarchy.

The amounts and reasons for all transfers in and out of each level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended December 31, 2012, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Schedule’s investments by category.

Item 2. Controls and Procedures.
(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:
(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	March 1, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	March 1, 2013